Note 3 - Related-Party Transactions (Detail) - Expenses with Related Parties (USD $)	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012
Related Party Transaction, Amounts of Transaction	$ 569,939	$ 1,060,647
Consulting Fees Paid [Member]
Related Party Transaction, Amounts of Transaction	163,071	298,397
Consulting Fees Donated [Member]
Related Party Transaction, Amounts of Transaction	30,000
Investor Relations and Mineral Exploration Fees [Member]
Related Party Transaction, Amounts of Transaction	359,338	665,945
Administration and Rental Fees [Member]
Related Party Transaction, Amounts of Transaction	17,530	48,990
Administration Expenses Paid To Subsidiary [Member]
Related Party Transaction, Amounts of Transaction		$ 47,315